Investment in Associate and Investments in Investees (Details) - USD ($) $ in Thousands			1 Months Ended
	Jul. 04, 2018	May 31, 2017	Aug. 31, 2016	Dec. 31, 2018	Jun. 22, 2016	May 31, 2016	Jun. 15, 2014
Statement Line Items [Line Items]
Investment of related parties							$ 1,500
Initial investment				$ 0
License incurred amount		$ 60
Commencing date of amendment		6 months
Additional amounts of fees and expenses		$ 15
Transfer Agreement [Member] | Lara [Member]
Statement Line Items [Line Items]
Capital gain			$ 34
License Assignment [Member] | Lara [Member]
Statement Line Items [Line Items]
Shares and assets of Subsidiary					$ 10,000
Settlement Agreement [Member] | Lara [Member]
Statement Line Items [Line Items]
Percentage of share capital						27.00%
Investment Agreement [Member] | Lara [Member]
Statement Line Items [Line Items]
Initial investment							$ 800
Percentage of shares issued and outstanding share capital							48.00%
Amount paid	$ 104
Financial derivative (option)							$ 90